Commitments (Details Narrative)	6 Months Ended
Oct. 31, 2019 CAD ($)
Payment of rent	$ 2,400
Lease expiration	Dec. 31, 2019
January 2020 until June 30 2020 [Member]
Payment of rent	$ 1,200